AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Principal Amount	Value
Corporate Bonds and Notes - 38.8%
Financials - 16.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$432,000	$419,494
6.450%, 04/15/27[1]	1,098,000	1,136,069
Aircastle, Ltd. (Bermuda)
4.250%, 06/15/26	1,562,000	1,516,258
American Tower Corp.
3.600%, 01/15/28	1,680,000	1,604,179
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[2,3]	1,300,000	1,143,078
Series X, (6.250% to 09/05/24 then 3 month SOFR + 3.967%), 6.250%, 09/05/24[2,3,4]	265,000	263,976
The Bank of New York Mellon Corp.
MTN, 2.450%, 08/17/26	937,000	888,110
Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[2,3]	1,502,000	1,431,448
Crown Castle, Inc.
4.000%, 03/01/27	1,800,000	1,745,624
The Goldman Sachs Group, Inc.
3.500%, 11/16/26	2,526,000	2,441,460
JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[2,3]	1,877,000	1,713,309
Series X, (6.100% to 10/01/24 then 3 month SOFR + 3.592%), 6.100%, 10/01/24[2,3,4]	275,000	275,327
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[2,3,4]	1,409,000	1,347,818
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[2,3]	1,374,000	1,339,094
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[2,3]	1,326,000	1,305,316
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[2,3]	1,411,000	1,347,799
Series U, 5.875%, 06/15/25[3,4]	636,000	632,022

Total Financials		20,550,381
Industrials - 21.2%
Air Products and Chemicals, Inc.
4.800%, 03/03/33[5]	1,030,000	1,051,070
Ashtead Capital, Inc.
1.500%, 08/12/26[1]	1,786,000	1,628,904
AT&T, Inc.
1.650%, 02/01/28	731,000	651,750
4.300%, 02/15/30	700,000	680,740
	Principal Amount	Value

Broadcom, Inc.
4.150%, 11/15/30	$1,347,000	$1,284,793
Campbell Soup Co.
2.375%, 04/24/30	1,578,000	1,363,754
Comcast Corp.
4.650%, 02/15/33[5]	915,000	913,206
CommonSpirit Health
3.347%, 10/01/29	1,737,000	1,607,282
Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,512,000	1,614,424
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,429,893
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	1,291,000	1,317,030
Kraft Heinz Foods Co.
3.875%, 05/15/27	1,518,000	1,484,089
McDonald's Corp.
4.800%, 08/14/28	1,257,000	1,276,402
Merck & Co., Inc.
1.900%, 12/10/28[5]	1,547,000	1,389,497
Microsoft Corp.
2.525%, 06/01/50	1,890,000	1,261,282
Netflix, Inc.
5.875%, 11/15/28	610,000	641,477
Packaging Corp. of America
5.700%, 12/01/33	640,000	671,969
Parker-Hannifin Corp.
3.250%, 06/14/29	1,573,000	1,472,783
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	842,177
Sysco Corp.
2.400%, 02/15/30	1,759,000	1,546,500
Verizon Communications, Inc.
3.875%, 02/08/29	2,953,000	2,856,051

Total Industrials		26,985,073
Utilities - 1.5%
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	1,649,000	1,305,359
Northern States Power Co.
2.900%, 03/01/50	1,000,000	685,436

Total Utilities		1,990,795

Total Corporate Bonds and Notes (Cost $53,478,972)		49,526,249
Asset-Backed Securities - 2.2%
American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	630,000	632,300
Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[1,3]	480,000	481,846

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities–2.2%(continued)
Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	$652,000	$641,657
Morgan Stanley Residential Mortgage Loan Trust Series 2024-1, Class A4 5.500%, 12/25/53[1,3]	650,000	644,456
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3 0.260%, 11/17/25	111,460	109,223
Series 2021-B, Class A4 0.530%, 10/15/26	297,000	281,904

Total Asset-Backed Securities (Cost $2,775,489)		2,791,386
Municipal Bonds - 8.1%
California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	717,122
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,310,000	2,920,501
Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	685,805	677,917
JobsOhio Beverage System, Series B Build America Bonds, 4.532%, 01/01/35	1,705,000	1,704,978
Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	1,775,000	1,888,106
Massachusetts School Building Authority, Series B, 1.753%, 08/15/30	1,567,000	1,344,901
University of California, University & College Improvements, Series BD 3.349%, 07/01/29	1,060,000	1,013,838

Total Municipal Bonds (Cost $11,268,970)		10,267,363
U.S. Government and Agency Obligations - 49.0%
Fannie Mae - 21.5%
FNMA
2.000%, 02/01/36	730,147	662,308
3.000%, 06/01/38 to 12/01/50	1,326,991	1,233,114
3.500%, 03/01/30 to 07/01/50	9,622,065	9,026,847
4.000%, 03/01/44 to 01/01/51	7,435,959	7,127,886
4.500%, 04/01/39 to 08/01/52	7,642,495	7,589,600
5.000%, 07/01/47 to 02/01/49	1,749,863	1,763,499

Total Fannie Mae		27,403,254
Freddie Mac - 14.7%
FHLMC
2.500%, 10/01/34	2,275,433	2,117,457
3.000%, 11/01/49 to 03/01/50	3,824,926	3,413,082
3.500%, 10/01/45	3,385,920	3,153,914
4.000%, 07/01/48 to 09/01/50	2,064,940	1,977,509
	Principal Amount	Value

FHLMC
5.000%, 07/01/44	$1,059,740	$1,069,239
5.500%, 06/01/53	2,612,142	2,637,456
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	1,064,239	1,020,066
Freddie Mac Multifamily Structured Pass Through Certificates
Series K134, Class A2 2.243%, 10/25/31[3]	3,175,000	2,720,273
Freddie Mac REMICS
Series 5297, Class DA 5.000%, 12/25/52	645,224	639,030

Total Freddie Mac		18,748,026
Ginnie Mae - 0.5%
GNMA
Series 2023-111, Class FD (1-month SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.345%, 08/20/53[3]	639,868	638,324
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bonds
1.875%, 02/15/51	3,558,000	2,183,722
2.250%, 05/15/41	6,580,000	4,941,169
3.125%, 05/15/48	3,234,000	2,634,447
3.500%, 02/15/39	3,437,000	3,210,507
3.625%, 02/15/53	500,000	448,906
6.750%, 08/15/26	1,339,000	1,423,786
U.S. Treasury Notes
2.375%, 05/15/27	941,000	894,979

Total U.S. Treasury Obligations		15,737,516

Total U.S. Government and Agency Obligations (Cost $69,898,987)		62,527,120
Short-Term Investments - 3.4%
Joint Repurchase Agreements - 2.5%[6]
Bank of America Securities, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations, 1.947% - 7.620%, 01/01/26 - 12/20/73, totaling $1,020,000)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $247,854 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 09/15/39 - 10/20/62, totaling $252,773)	247,817	247,817
HSBC Securities USA, Inc., dated 01/31/24, due 02/01/24, 5.310% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations, 1.500% - 8.000%, 09/01/28 - 02/01/54, totaling $1,020,000)	1,000,000	1,000,000

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Joint Repurchase Agreements - 2.5%[6] (continued)
Nomura Securities International, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 02/06/24 - 05/15/65, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		3,247,817
Repurchase Agreements - 0.9%
Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $1,092,156 (collateralized by a U.S. Treasury, 1.750%, 01/15/28, totaling $1,113,890)	1,092,000	1,092,000

Total Short-Term Investments (Cost $4,339,817)		4,339,817
Value

Total Investments - 101.5% (Cost $141,762,235)	$129,451,935
Other Assets, less Liabilities - (1.5)%	(1,958,255)
Net Assets - 100.0%	$127,493,680

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $3,891,275 or 3.1% of net assets.
[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date.
[3]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Perpetuity Bond. The date shown represents the next call date.
[5]	Some of these securities, amounting to $3,137,876 or 2.5% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$49,526,249	—	$49,526,249
Asset-Backed Securities	—	2,791,386	—	2,791,386
Municipal Bonds†	—	10,267,363	—	10,267,363
U.S. Government and Agency Obligations†	—	62,527,120	—	62,527,120
Short-Term Investments
Joint Repurchase Agreements	—	3,247,817	—	3,247,817
Repurchase Agreements	—	1,092,000	—	1,092,000
Total Investments in Securities	—	$129,451,935	—	$129,451,935

†	All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,137,876	$3,247,817	—	$3,247,817
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.